Financial instruments and financial risk management - Financial liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and financial risk management
Financial assets	$ 129,754,140	$ 8,814,225
Financial liabilities	22,436,967	8,229,076
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets	129,450,676	8,560,624
Restricted cash
Financial instruments and financial risk management
Financial assets	143,800	142,201
Receivables
Financial instruments and financial risk management
Financial assets	159,664	111,400
Non-derivative financial liabilities | Trade payable and accrued liabilities
Financial instruments and financial risk management
Financial liabilities	3,461,339	1,641,960
Non-derivative financial liabilities | Shareholder loan
Financial instruments and financial risk management
Financial liabilities	0	1,602
Non-derivative financial liabilities | Lease liabilities
Financial instruments and financial risk management
Financial liabilities	1,075,773	1,129,249
Derivative financial liabilities | Derivative liability
Financial instruments and financial risk management
Financial liabilities	$ 17,899,855	$ 5,456,265